Investments - Equity method investments (Details) - CNY (¥) ¥ in Thousands	1 Months Ended	12 Months Ended
	May 31, 2016	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Equity method investments
Percentage of participating rights held by equity investor	30.00%
Equity method investments		¥ 13,475
Medical Cosmetology
Equity method investments
Percentage of participating rights held by equity investor	70.00%
Summarized income statement information
Total revenues			¥ 17,042	¥ 33,035
Gross Profit			10,893	20,948
Loss from operations			(5,778)	(11,852)
Net (loss)/earnings		8,280	(2,108)	¥ (14,631)
Summarized Balance sheet information
Current assets		7,509	2,216
Non-current assets		20,000
Current liabilities			13,429
Total shareholders' (deficit)/equity		¥ 27,509	¥ (11,213)